United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   03/31/2009

Check here if Amendment [  ];   Amendment Number: ___________
  This Amendment (Check only one.):      [  ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida   	      5/4/2009
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  140

Form 13F Information Table Value Total:  137773 (valuex1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.


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FORM 13F INFORMATION TABLE
													 Voting Authority
Name of Issuer			Title	CUSIP		Value 	SHRS/	SH/  Put/  Investment  Other    Sole  Shared  None
				Of			(x1000)	PRIN	PRN  call  Discretion  Managers
				Class				AMOUNT

--------------------------------------------------------------------------------------------------------------------------


1/100 Berkshire Hathway        CL A	84670108	2341	2,700	SH		Yes		2,700
3M Company                      COM	88579Y101       205	4,133	SH		Yes		4,133
99 Cents Only Stores            COM	65440k106       208	22,524	SH		Yes		22,524
A T & T Corp New                COM	00206R102       665	26,395	SH		Yes		26,395
Agree Realty Corp               COM	8492100		275	17,540	SH		Yes		17,540
Alliance Holdings GP   COM UNITS LP	01861G100       234	14,550	SH		Yes		14,550
Alliancebernstein Hldg UNIT LTD PAR	01881G106       2150	146,030	SH		Yes		146,030
Altria Group Inc                COM	02209S103       819	51,125	SH		Yes		51,125
AmeriGas Partners LP   UNIT L P INT	30975106	481	17,025	SH		Yes		17,025
Anadarko Petroleum Corp         COM	32511107	1072	27,574	SH		Yes		27,574
Apache Corp                     COM	37411105	1419	22,140	SH		Yes		22,140
Apple Computer Inc              COM	37833100	290	2,758	SH		Yes		2,758
Avon Products Inc               COM	54303102	336	17,450	SH		Yes		17,450
Baytex Energy TRUST      TRUST UNIT	73176109	710	58,795	SH		Yes		58,795
Berkshire Hathaway Cl B        CL B	84670207	3731	1,323	SH		Yes		1,323
Boardwalk Pipeline Ptnrs UT LTD PAR	96627104	1730	77,235	SH		Yes		77,235
Buckeye GP Holdings    COM UNITS LP	118167105	338	21,020	SH		Yes		21,020
Buckeye Partners Uts UNIT LTD PARTN	118230101	232	6,517	SH		Yes		6,517
C H Robinson Worldwd New    COM NEW	12541W209       237	5,204	SH		Yes		5,204
Chevrontexaco Corp              COM	166764100	899	13,370	SH		Yes		13,370
Coca Cola Company               COM	191216100	598	13,603	SH		Yes		13,603
Cohen & Steers Select Fund      COM	19248A109       130	14,450	SH		Yes		14,450
Conocophillips                  COM	20825C104       315	8,033	SH		Yes		8,033
Consolidated Edison Inc         COM	209115104	304	7,675	SH		Yes		7,675
Constellation Energy Co         COM	210371100	201	9,725	SH		Yes		9,725
Copano Energy Llc         COM UNITS	217202100	612	45,930	SH		Yes		45,930
Darden Restaurants Inc          COM	237194105	203	5,920	SH		Yes		5,920
Devon Energy Cp New             COM	25179M103       889	19,890	SH		Yes		19,890
Dover Corporation               COM	260003108	353	13,385	SH		Yes		13,385
Du Pont E I De Nemour&Co        COM	263534109	232	10,370	SH		Yes		10,370
Duke Energy Corporation         COM	26441C105       1489	103,969	SH		Yes		103,969
Duncan Energy Ptnrs LP	  COM UNITS 	265026104	211	14,085	SH		Yes		14,085
Eaton Corporation               COM	278058102	256	6,945	SH		Yes		6,945
Eli Lilly & Company		COM	532457108	432	12,920	SH		Yes		12,920
Emerson Electric Co             COM	291011104	258	9,010	SH		Yes		9,010
Enbridge Energy Mgmt  SHS UNITS LLI	29250X103       1020	35,220	SH		Yes		35,220
Enbridge Energy Ptnrs LP        COM	29250R106       2891	96,597	SH		Yes		96,597
Energy Transfer Eq   COM UT LTD PTN	29273V100       1054	49,900	SH		Yes		49,900
Energy Transfer Part  UNIT LTD PART	29273R109       4921	133,395	SH		Yes		133,395
Enerplus Resources    UNIT TR G NEW	29274D604       659	40,275	SH		Yes		40,275
Enterprise Grp Hldgs    UNIT LP INT	293716106	680	30,050	SH		Yes		30,050
Enterprise Prd Prtnrs LP        COM	293792107	5496	247,030	SH		Yes		247,030
Entertainment Prop s COM SH BEN INT	29380T105       398	25,280	SH		Yes		25,280
Equity Residential Props SH BEN INT	29476L107       1891	103,063	SH		Yes		103,063
Europe 2001 HOLDRS   DEPOSITRY RCPT	29875G105       591	15,100	SH		Yes		15,100
Exxon Mobil Corporation         COM	30231G102       636	9,338	SH		Yes		9,338
F P L Group Incorporated        COM	302571104	282	5,551	SH		Yes		5,551
Family Dollar Stores Inc        COM	307000109	287	8,590	SH		Yes		8,590
Ferrellgas Partners   UNIT LTD PART	315293100	3011	224,674	SH		Yes		224,674
Finisar Corp                    COM	31787A101       23	52,185	SH		Yes		52,185
General Electric Company        COM	369604103	650	64,323	SH		Yes		64,323
Genesis Energy Lp    UNIT LTD PARTN	371927104	112	10,975	SH		Yes		10,975
Goldman Sachs Group Inc         COM	38141G104       1099	10,370	SH		Yes		10,370
Halliburton Co Hldg Co          COM	406216101	250	16,130	SH		Yes		16,130
HCP Inc.                        COM	40414L109       250	13,985	SH		Yes		13,985
Healthcare Realty Trust         COM	421946104	409	27,286	SH		Yes		27,286
Heinz H J Co                    COM	423074103	515	15,580	SH		Yes		15,580
Inergy Holdings Lp              COM	45661Q107       537	17,620	SH		Yes		17,620
Ingersoll Rand Co Cl A         CL A	G4776G101       241	17,490	SH		Yes		17,490
International Business Machine  COM	459200101	261	2,689	SH		Yes		2,689
iShares Dow Jone Sel DJ SEL DIV INX	464287168	270	8,610	SH		Yes		8,610
iShares FTSE/Xinhua  FTSE XNHUA IDX	464287184	258	9,050	SH		Yes		9,050
iShares MSCI EAFE     MSCI EAFE IDX	464287465	1183	31,480	SH		Yes		31,480
iShares MSCI HK      MSCI HONG KONG	464286871	252	24,790	SH		Yes		24,790
iShares MSCI Japan       MSCI JAPAN	464286848	493	62,375	SH		Yes		62,375
iShares MSCI Korea     MSCI S KOREA	464286772	260	9,140	SH		Yes		9,140
iShares MSCI Mexico MSCI MEX INVEST	464286822	327	11,968	SH		Yes		11,968
Ishares Pharma       DJ PHARMA INDX	464288836	264	6,275	SH		Yes		6,275
iShares S&P Midcap   S&P MC 400 GRW	464287606	992	18,870	SH		Yes		18,870
iShares S&P Midcap   S&P MIDCP VALU	464287705	1872	42,480	SH		Yes		42,480
iShares S&P Smallcap S&P SMLCP GROW	464287887	744	19,598	SH		Yes		19,598
iShares S&P Smallcap S&P SMLCP VALU	464287879	1193	30,648	SH		Yes		30,648
iShares Tr Lehman   BARCLYS TIPS BD	464287176	1168	11,365	SH		Yes		11,365
Ishares Tr Russell   RUSL 2000 GROW	464287648	233	5,075	SH		Yes		5,075
Ishares Tr S&P Small S&P SMLCAP 600	464287804	227	6,225	SH		Yes		6,225
Johnson & Johnson               COM	478160104	652	12,390	SH		Yes		12,390
JP Morgan Chase & Co            COM	46625H100       1328	49,972	SH		Yes		49,972
K Sea Transn Partners Lp        COM	48268Y101       756	42,690	SH		Yes		42,690
Kinder Morgan Energy    UT LTD PART	494550106	14037	300,445	SH		Yes		300,445
Kinder Morgan Mgmt Llc          SHS	49455U100       1531	37,564	SH		Yes		37,564
King Pharmaceuticals Inc        COM	495582108	106	15,000	SH		Yes		15,000
Kraft Foods Inc                CL A	50075N104       287	12,859	SH		Yes		12,859
Linn Energy           UNIT LTD LIAB	536020100	2046	137,300	SH		Yes		137,300
Loews Corporation               COM	540424108	259	11,725	SH		Yes		11,725
Magellan Midstream Hldg COM LP INTS	55907R108       543	31,025	SH		Yes		31,025
Magellan Midstream   COM UNIT RP LP	559080106	750	25,526	SH		Yes		25,526
Mc Donalds Corp                 COM	580135101	470	8,620	SH		Yes		8,620
Merck & Co Inc                  COM	589331107	325	12,155	SH		Yes		12,155
Morgan Stanley China Fund       COM	617468103	246	8,315	SH		Yes		8,315
Nationwide Health Propertys     COM	638620104	1232	55,510	SH		Yes		55,510
Natural Resource Ptnr   COM UNIT LP	63900P103       742	33,225	SH		Yes		33,225
Nustar Energy LP	   UNIT COM	67058H102	2021	43,840	SH		Yes		43,840
Oneok Partners LP     UNIT LTD PART	68268N103       4041	99,422	SH		Yes		99,422
Oracle Corporation              COM	68389X105       194	10,728	SH		Yes		10,728
Pengrowth Energy TRUST  TR UNIT NEW	706902509	232	41,520	SH		Yes		41,520
Penn Virginia Gp Hlg COM UNIT R LIM	70788P105       177	14,925	SH		Yes		14,925
Penn Virginia Res Partners      COM	707884102	3279	287,600	SH		Yes		287,600
Penn West Energy TRUST      TR UNIT	707885109	425	44,827	SH		Yes		44,827
Pfizer Incorporated             COM	717081103	251	18,395	SH		Yes		18,395
Pharmaceutical HOLDRS    DEPOS RCPT	71712A206       282	5,000	SH		Yes		5,000
Philip Morris Intl Inc          COM	718172109	583	16,395	SH		Yes		16,395
Plains All American  UNIT LTD PARTN	726503105	4091	111,290	SH		Yes		111,290
Plum Creek Timber Co            COM	729251108	725	24,940	SH		Yes		24,940
Powershs Exch Trad   DYNM SM CP VAL	73935X864       108	12,075	SH		Yes		12,075
Powershs QQQ TRUST Ser   UNIT SER 1	73935A104       249	8,212	SH		Yes		8,212
Procter & Gamble                COM	742718109	466	9,890	SH		Yes		9,890
Progress Energy Inc             COM	743263105	219	6,045	SH		Yes		6,045
Provident Energy TRUST      TR UNIT	74386K104       317	85,335	SH		Yes		85,335
Raytheon Company New        COM NEW	755111507	259	6,646	SH		Yes		6,646
Realty Income Corp              COM	756109104	217	11,508	SH		Yes		11,508
Reynolds American Inc           COM	761713106	251	7,000	SH		Yes		7,000
Schlumberger Ltd                COM	806857108	207	5,100	SH		Yes		5,100
Sector Spdr Util Sel  SBI INT-UTILS	81369Y886       369	14,450	SH		Yes		14,450
Spdr S&P China Etf    S&P CHINA ETF	78463X400       257	5,675	SH		Yes		5,675
Spectra Energy Corp             COM	847560109	1378	97,437	SH		Yes		97,437
Spectra Energy Partners         COM	84756N109       435	19,925	SH		Yes		19,925
Sunoco Logistics Ptnr Lp  COM UNITS	86764L108       342	6,635	SH		Yes		6,635
Suntrust Banks Inc              COM	867914103	140	11,950	SH		Yes		11,950
T C Pipelines LP     UT COM LTD PRT	87233Q108       5472	183,933	SH		Yes		183,933
Teekay Lng Partners   PRTNRSP UNITS	Y8564M105       912	54,340	SH		Yes		54,340
Teppco Partners LP   UT LTD PARTNER	872384102	4323	190,840	SH		Yes		190,840
The Charles Schwab Corp         COM	808513105	287	18,500	SH		Yes		18,500
Theragenics Corp                COM	883375107	379	310,927	SH		Yes		310,927
Trans1 Inc                      COM	89385X105       3389	556,504	SH		Yes		556,504
United Parcel Service B        CL B	911312106	3947	80,191	SH		Yes		80,191
Van Kampen SR Incm Tr           COM	920961109	71	30,000	SH		Yes		30,000
Vanguard Intl Equities  EURPEAN ETF	922042874	902	28,289	SH		Yes		28,289
Vanguard Large-Cap Gro   GROWTH ETF	922908736	840	22,485	SH		Yes		22,485
Vanguard Large-Cap Value  VALUE ETF	922908744	386	11,400	SH		Yes		11,400
Vanguard Mid Cap Gro MCAP GR IDXVIP	922908538	792	24,245	SH		Yes		24,245
Vanguard Mid Cap Val MCAP VL IDXVIP	922908512	546	19,277	SH		Yes		19,277
Vanguard Sma-Cap Gro SML CP GRW ETF	922908595	863	22,360	SH		Yes		22,360
Vanguard Sma-Cap Val  SM CP VAL ETF	922908611	615	17,681	SH		Yes		17,681
Vanguard Total World TT WRLD ST ETF	922042742	1291	44,600	SH		Yes		44,600
Vanguard Utilities    UTILITIES ETF	92204A876       287	5,405	SH		Yes		5,405
Verizon Communications          COM	92343V104       412	13,645	SH		Yes		13,645
Wal-Mart Stores Inc             COM	931142103	704	13,515	SH		Yes		13,515
Whitney Holding Corp            COM	966612103	317	27,703	SH		Yes		27,703
Williams Companies              COM	969457100	228	20,000	SH		Yes		20,000
Williams Pipeline    COM UNIT LP IN	96950K103       1230	74,740	SH		Yes		74,740

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